Consolidated Statement of Changes in Equity - GBP (£) £ in Millions	Total	Total	Share capital	Share premium	Other equity instruments	Fair value	Cash flow hedging	Currency translation	Retained earnings	Non-controlling interests
Beginning balance at Dec. 31, 2021	£ 16,102	£ 16,102	£ 3,105	£ 5,620	£ 2,191	£ 25	£ 107	£ 1	£ 5,053	£ 0
Profit after tax	1,394	1,394							1,394
Other comprehensive (expense)/income, net of tax:
- Fair value reserve (debt instruments)	(20)	(20)				(20)
- Cash flow hedges	(1,235)	(1,235)					(1,235)
- Pension remeasurement	(455)	(455)							(455)
- Own credit adjustment	20	20							20
Total other comprehensive (expense)/income net of tax	(1,690)	(1,690)				(20)	(1,235)		(435)
Total comprehensive income/(expense)	(296)	(296)				(20)	(1,235)		959
Issue of other equity instruments	750	750			750
Repurchase of other equity instruments	(985)	(985)			(985)
Dividends on ordinary shares	(1,014)	(1,014)							(1,014)
Dividends on preference shares and other equity instruments	(150)	(150)							(150)
Ending balance at Dec. 31, 2022	14,407	14,407	3,105	5,620	1,956	5	(1,128)	1	4,848	0
Profit after tax	1,541	1,541							1,541
Other comprehensive (expense)/income, net of tax:
- Fair value reserve (debt instruments)	(11)	(11)				(11)
- Cash flow hedges	780	780					780
- Pension remeasurement	(431)	(431)							(431)
- Own credit adjustment	(11)	(11)							(11)
Total other comprehensive (expense)/income net of tax	327	327				(11)	780		(442)
Total comprehensive income/(expense)	1,868	1,868				(11)	780		1,099
Other	1	1							1
Dividends on ordinary shares	(1,530)	(1,530)							(1,530)
Dividends on preference shares and other equity instruments	(123)	(123)							(123)
Ending balance at Dec. 31, 2023	14,623	14,623	3,105	5,620	1,956	(6)	(348)	1	4,295	0
Profit after tax	971	971							971
Other comprehensive (expense)/income, net of tax:
- Fair value reserve (debt instruments)	(11)	(11)				(11)
- Cash flow hedges	31	31					31
- Pension remeasurement	(289)	(289)							(289)
- Own credit adjustment	(12)	(12)							(12)
Total other comprehensive (expense)/income net of tax	(281)	(281)				(11)	31		(301)
Total comprehensive income/(expense)	690	690				(11)	31		670
Issue of other equity instruments	400	400			400
Repurchase of other equity instruments	(500)	(500)			(496)				(4)
Dividends on ordinary shares	(1,311)	(1,311)							(1,311)
Dividends on preference shares and other equity instruments	(129)	(129)							(129)
Ending balance at Dec. 31, 2024	£ 13,773	£ 13,773	£ 3,105	£ 5,620	£ 1,860	£ (17)	£ (317)	£ 1	£ 3,521	£ 0